Finance Lease (Details)	12 Months Ended
Dec. 31, 2023 USD ($) item
Finance Lease
Finance lease term	40 years
Number of additional extension terms | item	2
Renewal term	10 years
Discount rate	6.86%
Right of use asset	$ 2,764,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net
Lease liability	$ 2,764,000
Remaining lease term	439 months